J.P. Morgan Acceptance Corporation II ABS-15G

Exhibit 99.28

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX		304823585	XXXX	XXXX	complianceDetailPage	XXXX	XXXX	XXXX